Loan Receivable and Accrued Interest	6 Months Ended
Sep. 30, 2021
Loan Receivable And Accrued Interest [Abstract]
LOAN RECEIVABLE AND ACCRUED INTEREST

NOTE 5 – LOAN RECEIVABLE AND ACCRUED INTEREST

	September 30, 2021 (Unaudited)	March 31, 2021

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Total	$1,581,000	$1,581,000

Short-term loan of $1.5 million at 5.4% annual interest rate was made to RH Holdings Management (HK) Limited from June 1, 2019 to May 31, 2020. The loan receivable from RH Holdings Management (HK) Limited is overdue and the Company expects to receive the rest loan balance and interest before March 31, 2022 based on the agreement reached with RH Holdings Management (HK) Limited in August 2021.